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[ING FUNDS LOGO]

May 21, 2004


Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:      ING INVESTORS TRUST
         1933 ACT NO. 033-23512
         1940 ACT NO. 811-5629
         CIK NO. 0837276

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 61 of ING Investors Trust (the "Fund") that would be filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 61 to the Fund's Registration Statement on Form N-1A.

If you have any questions or comments, please contact the undersigned at 480-477-2659.

Sincerely,

/s/ Theresa K. Kelety

Theresa K. Kelety
Fund Counsel

cc:  Jeffrey S. Puretz, Esq.
Dechert LLP

7337 E. Doubletree Ranch Rd.     Tel: 480-477-3000       ING Funds Services, LLC
Scottsdale, AZ 85258-2034        Fax: 480-477-2700
                                 www.ingfunds.com